Income Taxes - Schedule of Reconciliation of the Statutory Tax Rate (Details)	12 Months Ended
Dec. 31, 2024
Schedule of Reconciliation of the Statutory Tax Rate [Abstract]
Statutory federal income tax rate	21.00%
State and local taxes, net of federal tax benefit	1.30%
Warrants and issuance of common stock	(9.94%)
Adjustment to deferred tax assets	(7.90%)
Other	(1.08%)
Change in valuation allowance	(3.38%)
Income tax expense	0.00%